Schedule of related parties transactions (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2025 SGD ($)
Related Party Transaction [Line Items]
Purchases from Weishen Industrial Services Pte Ltd		$ 4,207	[1]	$ 5,410
Purchases from related party		89,022	[1]	112,000	100,000
Trade receivable - related parties		640,724			496,012	$ 823,907
Trade payables - related parties		(318,449)			(898,984)	(409,493)
Trade payables - related parties		318,449			898,984	409,493
Advance billing – related parties		(57,977)			(108,689)	(74,553)
Campaign Complete Solutions Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales to related party	[2]	15,662		20,140	35,958
Trade receivable - related parties					29,735
Salary payable - related party 4	[3]				(42,950)
Advance billing – related parties		(1,633)			(24,306)	(2,100)
Weishen Industrial Services Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales to related party	[1]	346,000		444,921	483,083
Purchases from Weishen Industrial Services Pte Ltd		4,207	[1]	5,410
Trade receivable - related parties		36,456			115,472	46,879
Trade payables - related parties		(1,569)				(2,017)
Trade payables - related parties		1,569				2,017
Advance billing – related parties		(56,344)			(84,383)	(72,453)
WIS Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales to related party		361,662	[3]	465,061	519,041
Salary payable - related party 4	[3]	(302,464)			(388,939)	(388,939)
Loan from Poo Chong Hee [Member]
Related Party Transaction [Line Items]
Purchases from related party		89,022	[1]	$ 112,000	100,000
IFSC Founders [Member]
Related Party Transaction [Line Items]
Trade receivable - related parties		1,793				2,305
Other Payables Related Party [Member]
Related Party Transaction [Line Items]
Salary payable - related party 4	[3]	(105,918)			(100,000)	(136,200)
Salary Payables Related Party [Member]
Related Party Transaction [Line Items]
Salary payable - related party 4	[4]	$ (8,381)				$ (10,777)

[1]	Sales comprise sales of robots of S$126,074 (2024: S$67,994) and software revenue of S$318,847 (2024: S$415,089).
[2]	Sales comprise sales of robots of S$Nil (2024: S$8,278) and software revenue of S$20,140 (2024: S$27,680).
[3]	The Company borrows money from the related parties for operation purposes. The loans are interest free, unsecured and repayable in February 2026.
[4]	The balance was settled on January 02, 2026 merely due to timing difference.